Trade receivables and other current assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
Accounting policies for trade receivables and other current assets are described in Note 7.

8.1 Trade receivables

	As of December 31,
(in thousands of euros)	2022	2021
Trade receivables	101	—
Trade receivables	101	—
The €101 thousand trade receivables balance as of December 31, 2022 exclusively relates to NBTXR3 products delivered to LianBio according to the supply agreement signed in May 2022, invoiced but not paid yet at December 31, 2022.

	As of December 31,
(in thousands of euros)	2022	2021
Due in 3 months or less	101	—
Due between 3 and 6 months	—	—
Due between 6 and 12 months	—	—
Due after more than 12 months	—	—
Trade receivables	101	—

8.2 Other current assets
Other current assets break down as follows:

	As of December 31,
(in thousands of euros)	2022	2021
Research tax credit receivable	4,091	2,490
VAT receivable	1,055	1,058
Prepaid expenses	2,981	2,213
Other receivables	2,741	3,378
Other current assets	10,868	9,139
Prepaid expenses
As of December 31, 2022, prepaid expenses mainly relate to the to MD Anderson collaboration agreement for €1.5 million (see Note 4.4), as compared to €1.0 million for the year ended December 31, 2021, to the AON insurance contracts for €0.7 million (as compared to the CRF insurance contracts for €0.6 million in 2021), and to Myonex prepayment on purchased Cetuximab for €0.1 million (nil in 2021).

Other receivables
Other receivables decrease by €0.6 million is mainly explained by decrease of suppliers prepayment, amounting to €2.6 million as of December 31, 2022 and €3.0 million as of December 31, 2021 . These advance payments are mainly related to ICON and Imaging EndPoints, vendors for clinical trial services.

Research tax credit receivable
The Company receives a research tax credit (Crédit d’Impôt Recherche, or ‘‘CIR’’) from the French tax authorities. See Note 15 for additional details on the CIR research tax credit.
The research tax credit for 2022 was €4.1 million (€3.9 million for Nanobiotix S.A. and €207 thousand for Curadigm SAS), while the amount for 2021 was €2.5 million (€2.3 million for Nanobiotix S.A. and €218 thousand for Curadigm SAS).
The 2020 research tax credit was collected by the Company in November 2021, and the 2021 research tax credit was collected in December 2022.
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2020	1,927
Refund of 2020 research tax credit – Nanobiotix SA	(1,858)
Refund of 2020 research tax credit – Curadigm SAS	(69)
2021 research tax credit – Nanobiotix SA	2,272
2021 research tax credit – Curadigm SAS	218
Receivable as of December 31, 2021	2,490
Refund of 2021 research tax credit – Nanobiotix SA	(2,272)
Refund of 2021 research tax credit – Curadigm SAS	(218)
2022 research tax credit – Nanobiotix SA	3,884
2022 research tax credit – Curadigm SAS	207
Receivable as of December 31, 2022	4,091